100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

March 2, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s ClearTrack Prospectus, Transamerica Money Market Retail and Class I2 Prospectuses, Statement of Additional Information and ClearTrack Statement of Additional Information, each dated March 1, 2016, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 213) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 25, 2016 via EDGAR (Accession Number 0001193125-16-478301).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662- 3405.

Very truly yours,

/s/ Daniel Bulger
Daniel Bulger
Vice President and Counsel State Street Bank and Trust Company